Income taxes (Details Narrative)		6 Months Ended		12 Months Ended
	Dec. 22, 2017	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
U.S. corporate tax rate	35.00%	21.00%		21.00%
Income tax description		As the Company has a September 30 fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a U.S. statutory federal rate of approximately 24.5% for our fiscal year ending September 30, 2018, and 21% for subsequent fiscal years. Accordingly, we have to remeasure our deferred tax assets on net operating loss carryforward in the U.S. at the lower enacted cooperated tax rate of 21%
Valuation allowance description		this re-measurement has no effect on the Company’s income tax expenses as the Company has provided a 100% valuation allowance on its deferred tax assets previously
Future foreign earnings		The change in rate has caused us to remeasure all U.S. deferred income tax assets and liabilities for temporary differences and net operating loss (NOL) carryforwards and recorded a one-time income tax payable in 8 years
Income tax rate		(34.00%)	(34.00%)
CHINA
Income tax rate		25.00%